Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)	Ordinary shares	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive (losses)/ income	Retained earnings	Non-controlling interest	Total
Balance at Dec. 31, 2020	¥ 916,743		¥ 999,662,882	¥ (18,456,546)	¥ 2,759,127,799		¥ 3,741,250,878
Net income					65,207,464		65,207,464
Foreign currency translation adjustment				(6,936,969)			(6,936,969)
Share-based compensation			18,766,367				18,766,367
Balance at Dec. 31, 2021	916,743		1,018,429,249	(25,393,515)	2,824,335,263		3,818,287,740
Repurchase of treasury stock		(87,631,475)					(87,631,475)
Net income					134,381,032	970,379	135,351,411
Foreign currency translation adjustment				15,181,518			15,181,518
Share-based compensation			5,774,266				5,774,266
Contributions from non-controlling interests						50,750,000	50,750,000
Balance at Dec. 31, 2022	916,743	(87,631,475)	1,024,203,515	(10,211,997)	2,958,716,295	51,720,379	3,937,713,460
Repurchase of treasury stock		(30,691,070)					(30,691,070)
Net income					145,240,247	19,377,314	164,617,561
Foreign currency translation adjustment				867,116			867,116
Share-based compensation			7,517,349				7,517,349
Contributions from non-controlling interests						71,514,091	71,514,091
Acquisition of interests in consolidated VIEs from non-controlling interests						(142,611,784)	(142,611,784)
Balance at Dec. 31, 2023	¥ 916,743	¥ (118,322,545)	¥ 1,031,720,864	¥ (9,344,881)	¥ 3,103,956,542		¥ 4,008,926,723